First Eagle Fund of America | First Eagle Fund of America
First Eagle Fund of America
Investment Objective
First Eagle Fund of America (“Fund of America”) seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.
Fees and Expenses of the Fund of America

The following information describes the fees and expenses you may pay if you buy and hold shares of Fund of America.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in Fund of America. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 74 and 80, respectively.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Eagle Fund of America	Class A	Class C	Class Y		Class I
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%	none	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	none	1.00%	none	[1]	none
[1]	Closed to new investors.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Eagle Fund of America		Class A	Class C	Class Y		Class I
Management Fees	[1]	1.00%	1.00%	1.00%	[2]	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	[2]	none
Other Expenses		0.19%	0.19%	0.19%	[2]	0.19%	[3]
Acquired Fund Fees and Expenses	[4]	0.01%	0.01%	0.01%	[2]	0.01%	[3]
Total Annual Operating Expenses (%)		1.45%	2.20%	1.45%	[2]	1.20%
[1]	The Fund of America pays the Adviser a fee at the annual rate of the average daily value of its net assets as follows, effective March 2013: 1.00% on the first $1.5 billion in assets, 0.95% on the next $1 billion, 0.90% on the next $2.5 billion in assets, and 0.85% on assets in excess of $5 billion.
[2]	Closed to new investors.
[3]	The percentages shown above are based on anticipated expenses of Class I for the first fiscal year. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
[4]	Acquired fund fees and expenses are fees and expenses associated with Fund of America's investments in other investment companies. Since they are incurred only indirectly by Fund of America, such fees and expenses are not considered ordinary operating expenses of Fund of America so that total annual operating expenses shown here will differ from the Fund's financial reports.

Example

This example is intended to help you compare the cost of investing in Fund of America with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Sold
Expense Example First Eagle Fund of America (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	640	936	1,253	2,148
Class C	323	688	1,180	2,534
Class Y	148	459	792	1,735
Class I	122	381	660	1,455

Held
Expense Example No Redemption First Eagle Fund of America (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	640	936	1,253	2,148
Class C	223	688	1,180	2,534
Class Y	148	459	792	1,735
Class I	122	381	660	1,455

Portfolio Turnover Rate

Fund of America pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund of America operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, Fund of America’s portfolio turnover rate was 31.48% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of capital appreciation, Fund of America will primarily invest in domestic stocks and, to a lesser extent, debt and foreign equity instruments. Normally, at least 80% of the Fund assets are invested in domestic equity and debt instruments. Equity securities include common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest in options, repurchase agreements, and derivatives.

Derivatives include investing in options, futures and swaps and related products. Specifically, the Fund may enter into interest rate, credit default, currency, equity, fixed income and index swaps and the purchase or sale of related caps, floors and collars.

In addition, the Fund may enter into options on securities and on stock indices to limit the Fund’s investment risk and augment its investment return. Further, the Fund may write “covered” call options on equity or debt securities and on stock indices in seeking to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. The Fund also may write call options on broadly based stock and bond market indices if at the time of writing it holds a portfolio of stocks or bonds listed on such index. Finally, the Fund may utilize futures contracts and options on futures on securities exchanges or in the over-the-counter market.

The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy.

Normally, at least 80% of the Fund’s assets will be invested in domestic equity and debt instruments. The Fund “counts” derivative positions on these instruments for purposes of this 80% allocation, and in doing so, values each position at the price at which it is held on the Fund’s books.

The investment philosophy and strategy of Fund of America can be broadly characterized as a bottom-up, event-driven approach to choose stocks that it believes are undervalued and should perform well. In a bottom-up approach, companies and securities are researched and chosen individually. In an event-driven approach, one looks for companies that appear to be undervalued in relation to their potential value in light of positive corporate changes. Signals of corporate change can be management changes, large share repurchases, potential acquisitions or mergers. If changes are successful, these companies should realize a rise in the stock price. Fund of America invests in the securities of companies that it believes are undervalued relative to their overall financial and managerial strength. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in debt securities generally without regard to their credit rating or time to maturity. However, the Fund has no current intention of investing more than 5% of its net assets in high yield bonds.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in Fund of America. The likelihood of loss may be greater if you invest for a shorter period of time.

Principal risks of investing in Fund of America, which could adversely affect its net asset value and total return, are:

  Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which Fund of America invests, as well as economic, political, or social events in the United States or abroad.

  Event-Driven Style Risk — The event-driven investment style carries the additional risk that the event anticipated occurs later than expected, does not occur at all, or does not have the desired effect on the market price of the securities.

  Diversification Risk — The Fund is a non-diversified mutual fund, and as a result, an investment in Fund of America may expose your money to greater risks than if you invest in a diversified fund. Fund of America will invest in a limited number of companies and industries, therefore gains or losses in a particular security may have a greater impact on their share price.

  Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund may invest in debt instruments that are below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

  Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies.

  Repurchase Agreements Risk — The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy. If the seller fails to repurchase the security and the market value declines, Fund of America may lose money.

  Options Risk — The Fund may engage in various options transactions in which Fund of America seeks to limit investment risk or increase investment returns by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

  Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

  Gold Risk — The Fund does not invest in gold, but may invest in Exchange Traded Funds (“ETFs”) that hold gold or track the price of gold. The Fund is therefore susceptible to specific political and other risks affecting the price of gold and other precious metals.

For more information on the risks of investing in Fund of America, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in Fund of America by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteaglefunds.com/funds/fundofamerica.php or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns - Class Y

Best Quarter
Second Quarter 2009	13.03%

Worst Quarter
Fourth Quarter 2008	-20.71%

Average Annual Total Returns as of December 31, 2012

The following table discloses after-tax returns only for Class Y shares. After-tax returns for Class C and Class A shares will vary. No information is shown for Class I shares, because they are newly organized.

Average Annual Returns First Eagle Fund of America	1 Year	5 Years	10 Years
Class Y	21.16%	4.92%	9.59%
Class C	19.23%	4.13%	8.78%
Class A	15.10%	3.86%	9.02%
After Taxes on Distributions Class Y	21.15%	4.38%	8.56%
After Taxes on Distributions and Sale of Fund Shares Class Y	13.76%	4.03%	8.15%
Standard & Poor’s 500 Index	16.00%	1.66%	7.10%